UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if Amendment [ ]; Amendment Number: ___________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:            Mason Capital Partners
     Address:         50 Congress St. Suite 843
                      Boston, MA 02109
     13F File Number: 028-13148

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:               Gregg Picillo
Title:              Chief Compliance Officer
Phone:              617-228-5190
Signature,          Place,         and Date of Signing:
/s/ Gregg Picillo   Boston, MA     February 25, 2011
Report Type (Check only one):

                              [ X] 13F HOLDINGS REPORT.
                              [  ] 13F NOTICE.
                              [  ] 13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 108
Form 13F Information Table Value Total: $37,314(thousand)

List of Other Included Managers:

NONE

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
FORM 13F INFORMATION TABLE

									VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER				TITLE OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	DSCRETN
ChinaEdu Corp. ADR			ADR		16945L107	2	250	SH	Sole
France Telecom SA ADR			ADR		35177Q105	429	20330	SH	Sole
GlaxoSmithKline PLC ADR			ADR		37733W105	528	13475	SH	Sole
Grupo Aeroportuario Del Pacifico SA ADR	ADR		400506101	20	495	SH	Sole
Heineken NV ADR				ADR		423012202	409	16630	SH	Sole
Huaneng Power ADR			ADR		443304100	75	3490	SH	Sole
Infosys Technologies Ltd. ADR		ADR		456788108	595	7815	SH	Sole
Logitech International SA ADR		ADR		H50430232	463	24935	SH	Sole
Mechel Open Joint Stock Co. ADR		ADR		583840103	245	8375	SH	Sole
National Grid PLC ADS			ADR		636274300	578	13025	SH	Sole
Novartis AG ADR				ADR		66987V109	553	9380	SH	Sole
PetroChina Ltd. ADS			ADR		71646E100	494	3760	SH	Sole
Sanofi-Aventis ADR			ADR		80105N105	25	785	SH	Sole
Sasol Ltd. ADR				ADR		803866300	34	645	SH	Sole
Total SA ADR				ADR		89151E109	472	8820	SH	Sole
Air Products & Chemicals Inc.		COM		009158106	524	5765	SH	Sole
Anadarko Petroleum Corp.		COM		032511107	613	8050	SH	Sole
Aptargroup, Inc				COM		038336103	468	9830	SH	Sole
Automatic Data Processing Inc.		COM		053015103	545	11785	SH	Sole
B & G Foods Inc.			COM		05508R106	12	840	SH	Sole
Bemis Co. Inc.				COM		081437105	498	15250	SH	Sole
Brady Corp.				COM		104674106	500	15330	SH	Sole
C.R. Bard Inc.				COM		067383109	306	3335	SH	Sole
Church & Dwight Co., Inc.		COM		171340102	399	5780	SH	Sole
Clorox Co.				COM		189054109	274	4325	SH	Sole
Colgate-Palmolive Co.			COM		194162103	602	7490	SH	Sole
Cominar REIT				COM		199910100	433	20650	SH	Sole
Corn Products International Inc.	COM		219023108	109	2380	SH	Sole
DPL, Inc.				COM		233293109	527	20500	SH	Sole
Ecolab, Inc.				COM		278865100	636	12610	SH	Sole
Emerson Electric Co.			COM		291011104	596	10420	SH	Sole
Enerplus Resources Fund Trust		COM		292766102	9	285	SH	Sole
Exxon Mobil Corp.			COM		30231G102	78	1060	SH	Sole
Fiserv Inc.				COM		337738108	140	2385	SH	Sole
General Mills Inc.			COM		370334104	542	15220	SH	Sole
Getty Realty Corp.			COM		374297109	628	20085	SH	Sole
Gladstone Commercial Corp.		COM		376536108	86	4555	SH	Sole
Graco, Inc.				COM		384109104	627	15905	SH	Sole
Grainger, WW Inc.			COM		384802104	588	4257	SH	Sole
H.J. Heinz Co.				COM		423074103	446	9020	SH	Sole
Hormel Foods Corp.			COM		440452100	55	1080	SH	Sole
Jacob Engineering Group			COM		469814107	578	12605	SH	Sole
Johnson & Johnson			COM		478160104	122	1975	SH	Sole
Kinder Morgan Management		COM		49455U100	16	237.38	SH	Sole
Lanesborough REIT			COM		515555100	0	1100	SH	Sole
Liberty Property Trust			COM		531172104	64	2000	SH	Sole
Mack-Cali Realty Corp.			COM		554489104	72	2170	SH	Sole
Marathon Oil Corp.			COM		565849106	510	13780	SH	Sole
McCormick & Co. Inc.			COM		579780206	506	10875	SH	Sole
McDonald's Corp.			COM		580135101	562	7320	SH	Sole
Mettler-Toledo International, Inc.	COM		592688105	485	3205	SH	Sole
Monmouth Real Estate Investment Corp.	COM		609720107	27	3150	SH	Sole
Norfolk & Southern Corp.		COM		655844108	633	10080	SH	Sole
Omnicom Group				COM		681919106	265	5785	SH	Sole
Oneok Inc.				COM		682680103	49	875	SH	Sole
Paychex, Inc.				COM		704326107	495	16005	SH	Sole
Peabody Energy Corp.			COM		704549104	600	9385	SH	Sole
Praxair, Inc.				COM		74005P104	615	6445	SH	Sole
Primaris Retail REIT			COM		74157U950	470	23890	SH	Sole
Prosperity Bancshares Inc.		COM		743606105	518	13200	SH	Sole
Realty Income Corp.			COM		756109104	150	4375	SH	Sole
Schneider Electric SA			COM		483410007	349	2320	SH	Sole
Sherwin-Williams Co.			COM		824348106	639	7630	SH	Sole
SNC-Lavalin Group Inc.			COM		78460T105	6	100	SH	Sole
State Street Corp.			COM		857477103	571	12320	SH	Sole
Toronto Dominion Bank			COM		891160509	445	5990	SH	Sole
Tullow Oil PLC				COM		015008907	466	23610	SH	Sole
Urstadt Biddle Properties A		COM		917286205	205	10540	SH	Sole
Vermilion Energy Trust			COM		923725956	10	225	SH	Sole
Weight Watchers International, Inc.	COM		948626106	557	14860	SH	Sole
Alexandria Real Estate 8.375% Pfd C	PFD		015271406	286	11170	SH	Sole
Brandywine Realty Trust 7.5% Pfd C	PFD		105368401	422	16850	SH	Sole
CBL & Associates Inc. 7.75% Pfd C	PFD		124830506	380	15595	SH	Sole
Cedar Shopping Centers 8.875% Pfd A	PFD		150602308	427	16950	SH	Sole
Corporate Office Prop. Trust 7.5% Pfd H	PFD		22002T603	419	16705	SH	Sole
DuPont Fabros Technology 7.875% Pfd A	PFD		26613Q205	5	200	SH	Sole
First Industrial Realty Trust 7.25% Pfd	PFD		32054K798	135	6640	SH	Sole
Gladstone Commercial Corp. 7.5% Pfd B	PFD		376536306	255	10415	SH	Sole
Gladstone Commercial Corp. 7.75% Pfd A	PFD		376536207	25	1025	SH	Sole
GMX Resources Inc. 9.25% Pfd B		PFD		38011M405	372	15770	SH	Sole
Highwood Properties 8% Pfd B		PFD		431284306	180	7146	SH	Sole
Kilroy Realty Corp. 7.8% Pfd E		PFD		49427F405	427	16760	SH	Sole
Kimco Realty Corp. 7.75% Pfd G		PFD		49446R844	151	5730	SH	Sole
Kite Realty Group Trust 8.25% Pfd A	PFD		49803T201	356	14295	SH	Sole
Lexington Realty Trust 8.05% Pfd B	PFD		529043200	24	950	SH	Sole
NPB Cap Trust II 7.85% Pfd		PFD		62935R209	243	9670	SH	Sole
Old Second Cap Trust I 7.8% Pfd		PFD		680280104	1	350	SH	Sole
Parkway Properties Inc. 8% Pfd D	PFD		70159Q401	180	7020	SH	Sole
PS Business Parks Inc. 7.375% Pfd O	PFD		69360J750	389	15435	SH	Sole
Realty Income Corp. 6.75% Pfd E		PFD		756109708	22	890	SH	Sole
Saul Centers 8% Pfd A			PFD		804395200	405	16015	SH	Sole
Urstadt Biddle Properties Inc. 7.5% Pfd	PFD		917286502	447	17880	SH	Sole
Vornado Realty Trust 6.625% Pfd I	PFD		929042877	382	16175	SH	Sole
Vornado Realty Trust 6.75% Pfd H	PFD		929042885	2	85	SH	Sole
Weingarten Realty Investors 6.50% Pfd F	PFD		948741889	330	14145	SH	Sole
Zion Bancorporation 11% Pfd E		PFD		989701875	326	11940	SH	Sole
Zion Cap Trust 8% Pfd B			PFD		989703202	50	1975	SH	Sole
Amerigas Partners LP			UNIT LTD PARTN	030975106	498	10210	SH	Sole
Buckeye Partners LP			UNIT LTD PARTN	118230101	580	8685	SH	Sole
Enterprise Products Partners LP		UNIT LTD PARTN	293792107	576	13850	SH	Sole
Ferrellgas Partners LP			UNIT LTD PARTN	315293100	492	19210	SH	Sole
Kinder Morgan Energy Partners LP	UNIT LTD PARTN	494550106	585	8320	SH	Sole
Oneok Partners LP			UNIT LTD PARTN	68268N103	499	6280	SH	Sole
Penn Virginia Resources LP		UNIT LTD PARTN	707884102	62	2185	SH	Sole
Plains All American Pipeline LP		UNIT LTD PARTN	726503105	599	9540	SH	Sole
Sunoco Logistics Partners LP		UNIT LTD PARTN	86764L108	675	8075	SH	Sole
TC Pipelines LP				UNIT LTD PARTN	87233Q108	477	9165	SH	Sole
Teekay LNG Partners LP			UNIT LTD PARTN	Y8564M105	482	12700	SH	Sole
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